Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document And Entity Information Abstract
Entity Registrant Name	Embark Technology, Inc.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001827980
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false